Note 2 - Organization and Nature of Operations (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		0 Months Ended
	Jul. 30, 2013	Dec. 31, 2013	May 09, 2013 Series F Preferred Stock [Member] Transcoastal [Member]	May 09, 2013 Series F Preferred Stock [Member]	Dec. 31, 2013 Series F Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Dec. 31, 2013 Transcoastal Partners LLC [Member]
Note 2 - Organization and Nature of Operations (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions				3,721,036
Preferred Stock, Capital Shares Reserved for Future Issuance				194,920	165,105	194,920
Preferred Stock Voting Rights, Shares				1,170
Business Acquisition, Percentage of Voting Interests Acquired			99.20%
Other Ownership Interests, Contributed Capital (in Dollars)							$ 700
Stockholders' Equity Note, Stock Split, Conversion Ratio	200	200